SCHEDULE OF INCOME TAX RECONCILIATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss)/income before income taxes	$ (5,390,610)	$ (725,874)	$ 1,331,324
Income tax expense computed at PRC statutory income tax rate of 25%	$ (1,347,653)	$ (181,469)	$ 332,831
Income tax expense computed at PRC statutory income tax rate, percent	25.00%	25.00%	25.00%
Foreign tax effects	$ 991,495	$ 252,879	$ 450
Foreign tax effects, percent	(18.40%)	(34.80%)	0.00%
Nontaxable or nondeductible items	$ 33,618	$ 44,040	$ 7,267
Nontaxable or nondeductible items, percent	(0.60%)	(6.10%)	0.50%
Tax incentives relating to R&D expenditures		$ (221,954)
Tax incentives relating to R&D expenditures, percent	0.00%	30.60%	0.00%
Effect of preferential tax of PRC subsidiary	$ 352,925	$ (39,143)
Effect of preferential tax of PRC subsidiary, percent	(6.60%)	5.40%	0.00%
Effect of deferred income tax arising from operating lease	$ (91,713)
Effect of deferred income tax arising from operating lease, percent	1.70%	0.00%	0.00%
Changes in valuation allowance	$ 147,413	$ 265,614	$ 4,305
Changes in valuation allowance, percent	(2.70%)	(36.60%)	0.30%
Income tax expense	$ 86,085	$ 119,967	$ 344,853
Income tax expense, percent	(1.60%)	(16.50%)	25.90%